DEBT - Summary of Debt Maturities (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Jun. 20, 2016
Summary of Debt Maturities [Abstract]
2018	$ 1,613,120	$ 2,112,093
2019	574,708	565,678
2020	1,592,730	2,034,553
2021	4,928,216	2,458,479
Thereafter	$ 14,486,320	$ 15,629,304
Cablevision Systems Corporation And Subsidiaries
Summary of Debt Maturities [Abstract]
2017			$ 9,884,024
2018			1,200,256
2019			526,340
2020			557,348
2021			2,103,441
Thereafter			$ 1,719,180